Accounts Receivable (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) customers	Mar. 31, 2018 USD ($) customers
Accounts Receivable (Textual)
Allowance for doubtful accounts | $	$ 66,917	$ 0
Accounts Receivable [Member] | Customer One [Member]
Accounts Receivable (Textual)
Concentration risk, Percentage	9.28%	14.67%
Number of customers	2	2
Accounts Receivable [Member] | Customer Two [Member]
Accounts Receivable (Textual)
Concentration risk, Percentage	9.81%	23.00%
Number of customers	2	2